SCHEDULE OF CURRENCY EXPOSURE BASED ON THE INFORMATION (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 SGD ($)
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Cash and bank balances	$ 1,178,542	$ 1,579,718	$ 1,874,640	$ 2,512,768	$ 885,272	$ 370,942
Financial assets		2,742,785		3,636,046
Trade and other payables		(416,398)		(218,733)
Borrowings		(803,606)		(924,810)
Financial liabilities		(5,719,985)		(4,571,707)
Net financial (liabilities)/assets		(2,977,200)		(935,661)
Add: Net financial assets denominated respective entities’ functional currencies		2,892,019		1,345,363
Currency exposure of financial assets, net of those denominated in the respective entities’ functional currencies		(85,181)		409,702
Lease liabilities		(14,419)		(23,131)	$ (31,122)
Financials Liabilities [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Trade and other payables		(410,800)		(210,253)
Borrowings		(4,219,262)		(3,235,567)
Intra-group payables		(1,089,923)		(1,102,756)
Lease liabilities				(23,131)
Financial Asset [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Cash and bank balances		1,579,718		2,512,768
Other receivables		73,144		20,522
Intra-group receivables		1,089,923		1,102,756
SGD [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets		2,368,670		2,836,515
Financial liabilities		(4,957,229)		(3,875,643)
Net financial (liabilities)/assets		(2,588,559)		(1,039,128)
Add: Net financial assets denominated respective entities’ functional currencies		2,588,559		1,039,128
Currency exposure of financial assets, net of those denominated in the respective entities’ functional currencies
SGD [member] | Financials Liabilities [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Trade and other payables		(186,652)		(124,933)
Borrowings		(3,701,237)		(2,660,757)
Intra-group payables		(1,069,340)		(1,089,953)
Lease liabilities
SGD [member] | Financial Asset [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Cash and bank balances		1,261,189		1,738,653
Other receivables		38,141		7,909
Intra-group receivables		1,069,340		1,089,953
MYR [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets		289,086		389,695
Financial liabilities		(592,546)		(695,930)
Net financial (liabilities)/assets		(303,460)		(306,235)
Add: Net financial assets denominated respective entities’ functional currencies		303,460		306,235
Currency exposure of financial assets, net of those denominated in the respective entities’ functional currencies
MYR [member] | Financials Liabilities [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Trade and other payables		(53,938)		(85,186)
Borrowings		(518,025)		(574,810)
Intra-group payables		(20,583)		(12,803)
Lease liabilities				(23,131)
MYR [member] | Financial Asset [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Cash and bank balances		233,500		364,279
Other receivables		35,003		12,613
Intra-group receivables		20,583		12,803
USD [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets		85,029		409,836
Financial liabilities		(23,998)		(134)
Net financial (liabilities)/assets		61,031		409,702
Add: Net financial assets denominated respective entities’ functional currencies
Currency exposure of financial assets, net of those denominated in the respective entities’ functional currencies		61,031		409,702
USD [member] | Financials Liabilities [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Trade and other payables		(23,998)		(134)
Borrowings
Intra-group payables
Lease liabilities
USD [member] | Financial Asset [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Cash and bank balances		85,029		409,836
Other receivables
Intra-group receivables
GBP [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets
Financial liabilities		(146,212)
Net financial (liabilities)/assets		(146,212)
Add: Net financial assets denominated respective entities’ functional currencies
Currency exposure of financial assets, net of those denominated in the respective entities’ functional currencies		(146,212)
GBP [member] | Financials Liabilities [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Trade and other payables		(146,212)
Borrowings
Intra-group payables
GBP [member] | Financial Asset [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Cash and bank balances
Other receivables
Intra-group receivables